Taxation - Components of Loss Before Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Loss before tax
Loss from PRC entities	¥ (92,070)		¥ (138,698)	¥ (61,292)
Loss from Cayman Islands and Hong Kong entities	(96,319)		(518,188)	(261,498)
Total loss before tax	(188,389)		(656,886)	(322,790)
Income tax(expense)/benefit
Current income tax expense	(6,965)		(1,450)	(9,825)
Deferred tax benefit	8,948	$ 1,303	15,962	4,644
Total income tax (expense)/benefit	¥ 1,983	$ 288	¥ 14,512	¥ (5,181)